Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
BBVA Chile [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases of assets	$ 45